Net Income / (Loss) Per Unit Basic (Table) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Numerators
Partnership's net income / (loss)	$ 44,012	$ 99,481	$ (21,189)
Less:
Preferred unit holders' interest in Partnership's net income	14,042	18,805	10,809
General Partner's interest in Partnership's net income / (loss)	593	1,598	(640)
Denominators
Weighted average number of common units outstanding, basic	93,353,168	75,645,207	68,256,072
Net income/ (loss) per common unit:
Basic	$ 0.31	$ 1.04	$ (0.46)
Basic
Numerators
Partnership's net income / (loss)	44,012	99,481	(21,189)
Less:
Preferred unit holders' interest in Partnership's net income	14,042	18,805	10,809
General Partner's interest in Partnership's net income / (loss)	593	1,598	(640)
Partnership's net income allocable to unvested units	0	678	0
Common unit holders' interest in Partnership's net income/ (loss)	$ 29,377	$ 78,400	$ (31,358)
Denominators
Weighted average number of common units outstanding, basic	93,353,168	75,645,207	68,256,072
Net income/ (loss) per common unit:
Basic	$ 0.31	$ 1.04	$ (0.46)